Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Condensed Income Statements, Captions [Line Items]
Net sales	$ 245,542	$ 251,624
Cost of sales	227,518	219,057
Gross profit	18,024	32,567
Operating expenses
Selling, general and administrative	(16,961)	(18,159)
Amortization of acquired intangible assets	(5,511)	(5,547)
Restructuring costs, net	(329)	(4,109)
Operating (loss) income	(4,777)	4,752
Other expense
Interest (expense) income, net	(9,218)	(18,951)
Miscellaneous, net	(2,441)	(1,558)
Loss before income taxes	(16,436)	(15,757)
Income tax benefit (expense)	4,171	3,215
Net (loss) income before equity in earnings of subsidiaries	(12,265)	(12,542)
Net loss	(12,265)	(12,542)
Comprehensive (loss) income	(19,626)	(7,321)
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(38,520)	(37,205)
Cost of sales	(38,520)	(37,205)
Other expense
Equity (deficit) in earnings of subsidiaries	20,995	6,963
Net loss	20,995	6,963
Comprehensive (loss) income	44,685	(32,385)
Parent Guarantor UCI Holdings Limited [Member]
Other expense
Interest (expense) income, net	4,788	(5,241)
Intercompany interest	511	492
Miscellaneous, net	(871)	1
Loss before income taxes	4,428	(4,748)
Income tax benefit (expense)	(1,484)	423
Net (loss) income before equity in earnings of subsidiaries	2,944	(4,325)
Equity (deficit) in earnings of subsidiaries	(15,209)	(8,217)
Net loss	(12,265)	(12,542)
Comprehensive (loss) income	(34,455)	16,394
Issuer UCI International [Member]
Condensed Income Statements, Captions [Line Items]
Cost of sales	9	(6)
Gross profit	(9)	6
Operating expenses
Selling, general and administrative	(263)	(182)
Operating (loss) income	(272)	(176)
Other expense
Interest (expense) income, net	(14,016)	(13,726)
Intercompany interest	5,568	5,568
Miscellaneous, net	(2)
Loss before income taxes	(8,722)	(8,334)
Income tax benefit (expense)	2,117	2,928
Net (loss) income before equity in earnings of subsidiaries	(6,605)	(5,406)
Equity (deficit) in earnings of subsidiaries	(8,604)	(2,811)
Net loss	(15,209)	(8,217)
Comprehensive (loss) income	(18,035)	(2,996)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	231,170	236,154
Cost of sales	219,576	211,418
Gross profit	11,594	24,736
Operating expenses
Selling, general and administrative	(14,726)	(16,110)
Amortization of acquired intangible assets	(5,309)	(5,309)
Restructuring costs, net	(329)	(4,000)
Operating (loss) income	(8,770)	(683)
Other expense
Interest (expense) income, net	1	(5)
Intercompany interest	(6,079)	(5,998)
Miscellaneous, net	(1,563)	(1,566)
Loss before income taxes	(16,411)	(8,252)
Income tax benefit (expense)	4,989	1,376
Net (loss) income before equity in earnings of subsidiaries	(11,422)	(6,876)
Equity (deficit) in earnings of subsidiaries	2,818	4,065
Net loss	(8,604)	(2,811)
Comprehensive (loss) income	(11,430)	2,410
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	52,892	52,675
Cost of sales	46,453	44,850
Gross profit	6,439	7,825
Operating expenses
Selling, general and administrative	(1,972)	(1,867)
Amortization of acquired intangible assets	(202)	(238)
Restructuring costs, net		(109)
Operating (loss) income	4,265	5,611
Other expense
Interest (expense) income, net	9	21
Intercompany interest		(62)
Miscellaneous, net	(5)	7
Loss before income taxes	4,269	5,577
Income tax benefit (expense)	(1,451)	(1,512)
Net (loss) income before equity in earnings of subsidiaries	2,818	4,065
Net loss	2,818	4,065
Comprehensive (loss) income	$ (391)	$ 9,256